Cover	Jun. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2025
Entity File Number	814-00971
Entity Registrant Name	Stellus Capital Investment Corporation
Entity Central Index Key	0001551901
Entity Tax Identification Number	46-0937320
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4400 Post Oak Parkway
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	292-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SCM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false